Intangibles - Intangible Assets Other Than Goodwill and Trade Names (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization	$ 557,972	$ 601,013	$ 601,013	$ 543,428
Patents And Other
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization	15,192	17,554	17,554	15,360
Intangible assets, accumulated amortization	42,928	43,021	43,021	40,638
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization	542,780	583,459	583,459	528,068
Intangible assets, accumulated amortization	$ 151,007	$ 126,824	$ 126,824	$ 87,334